December 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Preliminary Proxy Statement for the Registrants Listed on Appendix A

(each, a “Registrant” and, collectively, the “Registrants”)

Dear Sir or Madam:

On behalf of the above-referenced Registrants, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Joint Special Meeting of Shareholders, Proxy Statement and forms of Proxy Card with regard to the Registrants’ upcoming Joint Special Meeting of Shareholders (“Proxy Materials”).

The definitive Proxy Materials are expected to be mailed to shareholders on or about January 4, 2021.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-8878.

Very truly yours,

/s/ Michael Keane

Michael Keane

Vice President, Counsel

Appendix A

Registrant	1933 Act File Number	Investment Company Act of 1940 File Number

Calvert Impact Fund, Inc.	333-44064	811-10045
Calvert Management Series	002-69565	811-03101
Calvert Responsible Index Series, Inc.	333-34122	811-09877
Calvert Social Investment Fund	002-75106	811-03334
Calvert Variable Products, Inc.	002-90309	811-04000
Calvert Variable Series, Inc.	002-80154	811-03591
Calvert World Values Fund, Inc.	033-45829	811-06563
The Calvert Fund	002-76510	811-03416